GOODWILL (Details) ¥ in Thousands, $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period		¥ 60,353	¥ 73,166	¥ 73,166
Goodwill recognized during the period		960		20,911
Goodwill disposed during the period		(290)
Goodwill, Impairment Loss		(35,313)	(33,724)	(33,724)
Balance at the end of the period	$ 3,787	¥ 25,710		60,353
Growth rate
Changes in the carrying amount of goodwill by segment
Terminal growth rate (as a percent)	3.00%	3.00%
Minimum | Discount rate
Changes in the carrying amount of goodwill by segment
Discount rate (as a percent)	15.00%	15.00%
Maximum | Discount rate
Changes in the carrying amount of goodwill by segment
Discount rate (as a percent)	16.00%	16.00%
K-12 Schools [Member]
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period		¥ 25,710	25,710	25,710
Balance at the end of the period		25,710		25,710
CP&CE Programs
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period		34,643	¥ 47,456	47,456
Goodwill recognized during the period		960		20,911
Goodwill disposed during the period		(290)
Goodwill, Impairment Loss		¥ (35,313)		(33,724)
Balance at the end of the period				¥ 34,643